Earnings Per Share (Tables)	3 Months Ended
Jan. 31, 2026
Earnings per share [abstract]
Summary of Basic and Diluted Earnings Per Share
The following tables present our basic and diluted earnings per share:
Basic Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended
	January 31, 2026	January 31, 2025
Net income attributable to bank shareholders	$2,490	$2,134
Dividends on preferred shares and distributions on other equity instruments	(81)	(65)
Net income available to common shareholders	$2,409	$2,069
Weighted-average number of common shares outstanding (in thousands)	708,402	729,564
Basic earnings per common share (Canadian $)	$3.40	$2.84
Diluted Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended
	January 31, 2026	January 31, 2025
Net income available to common shareholders	$2,409	$2,069
Weighted-average number of common shares outstanding (in thousands)	708,402	729,564
Dilutive impact of stock options (1)
Stock options potentially exercisable	5,306	6,245
Common shares potentially repurchased	(3,542)	(5,119)
Weighted-average number of diluted common shares outstanding (in thousands)	710,166	730,690
Diluted earnings per common share (Canadian $)	$3.39	$2.83
(1)The dilutive effect of stock options was calculated using the treasury stock method. In computing diluted earnings per share, we excluded average stock options outstanding of 515,139 with a weighted-average exercise price of $203.51 for the three months ended January 31, 2026 (482,948 with a weighted-average exercise price of $153.89 for the three months ended January 31, 2025), as the average share price for the periods did not exceed the exercise price.